Capital and Reserves (Details)	Dec. 31, 2025 MYR (RM) shares	Dec. 31, 2025 USD ($) shares	Dec. 03, 2025 MYR (RM) shares	Dec. 03, 2025 USD ($) shares	Oct. 01, 2025 MYR (RM) shares	Oct. 01, 2025 USD ($) shares	Dec. 31, 2024 MYR (RM)	Dec. 23, 2024 MYR (RM) shares	Dec. 23, 2024 USD ($) shares	Dec. 05, 2024 shares	Mar. 15, 2024 MYR (RM) shares	Mar. 15, 2024 USD ($) shares	Dec. 31, 2023 MYR (RM) shares	Dec. 31, 2023 USD ($) shares	Aug. 08, 2023 USD ($) $ / shares shares
Capital and Reserves [Line Items]
Authorized share capital, value (in Dollars) | $															$ 10,000
Aggregate value of ordinary shares issued (in Dollars)	RM 9,120	$ 2,249					RM 8,540							$ 20,000,000
Aggregate par value of ordinary shares issued													RM 8,351	$ 2,000
Ordinary shares issued, value	RM 185,650		RM 1,825,650	$ 450,111
Conversion of convertible shares, description	conversion ratio of one RCPS to one common share of the Company	conversion ratio of one RCPS to one common share of the Company
Ordinary Shares [Member]
Capital and Reserves [Line Items]
Authorized share capital, ordinary shares															100,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares															$ 0.0001
Ordinary shares issued			180,000	180,000	1,250,000	1,250,000		3,556	3,556		1,030,494	1,030,494	820,000	820,000
Ordinary shares issued, value					RM 507	$ 125		RM 39,450	$ 8,827		RM 461	$ 103	RM 820,000
Convertible shares to be converted into ordinary shares	180,000	180,000								419,929